Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Payroll payable	¥ 48,339	$ 7,408	¥ 25,762
Interest payable	14,639	2,244	8,472
Deferred government grants	8,629	1,322	4,092
Other tax and surcharges payable	28,904	4,430	23,510
Accrued expenses	52,768	8,087	52,485
Others	58,270	8,930	15,351
Accrued expenses and other current liabilities	¥ 211,549	$ 32,421	¥ 129,672